ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Financial Instruments Subject to Mandatory Redemption Disclosure
	At December 31,
	2016	2017
Accounts receivables
– from EPC services (billed)	$-	$7,091,310
– from EPC services (unbilled)	-	1,835,203
– from solar power project assets	8,919	7,124,003
– from electricity revenue generation(1)	77,029	7,184,721
– others	-	76,849

Allowance for doubtful accounts	-	-
Accounts receivable, net	$85,948	$23,312,086

(1)	Accounts receivables from electricity revenue generation includes the receivables from the sales of green certificates.